Note 22 - Related Party Transactions	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of related party [text block]
22.	Related party transactions:

The Bank’s Board of Directors and Senior Executive Officers represent key management personnel and the Bank has issued loans and advances to some of these individuals. At October 31, 2023, amounts due from key management personnel totaled $1.5 million (2022 - $1.3 million) and an amount due from a corporation controlled by key management personnel totaled $3.9 million (2022 - $3.9 million). The interest rates charged on loans and advances to related parties are based on mutually agreed upon terms. Interest income earned on related party loans for the year ended October 31, 2023 totaled $115,000 (2022 - $95,000). There were no specific provisions for credit losses associated with loans issued to key management personnel (2022 - $nil), and all loans issued to key management personnel were current as at October 31, 2023 and 2022.

In March 2019, the Bank issued a $500,000 subordinated note payable to key management personnel which bears an interest rate of 10% and matures in March 2029 (note 12).

Total compensation expense recognized for key management personnel for the year ended October 31, 2023, was $6.9 million (2022 - $6.4 million), of which $1.7 million (2022 - $1.1 million) was paid to a corporation controlled by key management personnel. As at October 31, 2023, there were 109,050 stock options issued and outstanding to key management personnel.